LINE OF CREDIT	6 Months Ended
Jun. 30, 2012
LINE OF CREDIT [Abstract]
LINE OF CREDIT
NOTE 7	-	LINE OF CREDIT

As of June 30, 2012, the Company did not use any of its credit facilities with its Israeli banks. As of June 30, 2012, the Company had an unutilized credit line of approximately US$ 76,472 (NIS 300,000).